Net Defined Benefit Liabilities - Summary of Changes in the Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ 12,017	₩ 10,458	₩ 8,691
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning	1,643,046	1,519,779
Interest income	35,386	41,233
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	(2,537)	1,409
Benefits paid	(87,119)	(116,303)
Employer contributions	476,916	179,100
Changes in scope of consolidation	4,018	17,828
Ending	₩ 2,069,710	₩ 1,643,046	₩ 1,519,779